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HEARTLAND MID CAP VALUE FUND
Heartland Mid Cap Value Fund
INVESTMENT GOAL
The Mid Cap Value Fund seeks long-term capital appreciation and modest current income.
FEES AND EXPENSES OF THE MID CAP VALUE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Mid Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HEARTLAND MID CAP VALUE FUND - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	none	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HEARTLAND MID CAP VALUE FUND		Investor Class		Institutional Class
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.25%	[1]	none
Other Expenses		0.16%		0.29%
Total Annual Fund Operating Expenses		1.16%		1.04%
Fee Waiver and/or Expense Reimbursement		(0.06%)		(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%		0.85%
[1]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.
[2]	Pursuant to an operating expense limitation agreement between Heartland Advisors and Heartland, on behalf of the Fund, Heartland Advisors has agreed to waive its management fees and/or pay expenses of the Fund to ensure that the Fund’s total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least April 5, 2025, and subject to the annual renewal of the agreement by the Board of Directors thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors.

Example.

This example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the previous table is reflected through April 5, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HEARTLAND MID CAP VALUE FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	112	362	632	1,402
Institutional Class	87	312	555	1,253

Portfolio Turnover

The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies OF THE MID CAP VALUE FUND

Under normal circumstances, at least 80% of the Mid Cap Value Fund’s net assets are invested in common stocks and other equity securities of mid-capitalization companies. For purposes of this test, Heartland Advisors considers companies in the market capitalization range of the Russell Midcap® Value Index as mid-capitalization companies. As of May 6, 2022, the market capitalization range of the companies in the Russell Midcap® Value Index was $2.9 billion to $46.5 billion. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Mid Cap Value Fund invests primarily in a concentrated number (generally 40 to 60) of mid-capitalization common stocks selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value. A majority of its assets are generally invested in dividend-paying common stocks.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks OF THE MID CAP VALUE FUND
Past PeRformance

The following tables show historical performance of the Mid Cap Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

tABLE I Mid cap Value Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
4th Quarter of 2020.....25.49%	1st Quarter of 2020.....-31.62%

tABLE II mid cap Value Fund - Average Annual Total Returns [for the periods ended 12/31/22]
Average Annual Returns - HEARTLAND MID CAP VALUE FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(3.01%)	8.77%	8.85%	Oct. 31, 2014
Institutional Class	Return Before Taxes	(2.78%)	9.03%	9.12%	Oct. 31, 2014
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	(4.22%)	6.62%	7.23%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	(0.94%)	6.50%	6.80%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	(12.03%)	5.72%	7.12%	Oct. 31, 2014

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.